THE BJURMAN, BARRY FUNDS
                                     [Logo]

August 5, 2004

Securities and Exchange Commission
Public Filing Desk
Judiciary Plaza
450 Fifth Street, NW
Washington, D.C.  20549

Re:  The Bjurman, Barry Funds (the "Trust")
     File Nos.  811-7921; 333-16033

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, the undersigned certifies that (i) the form of Prospectus and Statement of Additional Information that would have been filed under paragraph (c) of Rule 497 would not have differed from that contained in the most recent amendment to The Bjurman, Barry Funds' registration statement on Form N-1A and (ii) the text of the most recent amendment (Post-Effective Amendment No. 10) has been filed electronically.

If you have any questions or require any further information, please contact the undersigned at 513/362-8217.

Very truly yours,

THE BJURMAN, BARRY FUNDS

/s/ Jay S. Fitton
-------------------
By:  Jay S. Fitton
Its: Secretary


      The Bjurman, Barry Funds . P.O. Box 5354 . Cincinnati, OH 45201-5354
                      1-800-227-7264 . www.bjurmanbarry.com
                  Bjurman, Barry & Associates is the investment
                      adviser for The Bjurman, Barry Funds
           10100 Santa Monica Blvd., Suite 1200, Los Angeles, CA 90067
                   Distributed by IFS Fund Distributors, Inc.